[logo] PIONEER Investments(R)




August 5, 2015



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust X (the "Trust")
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520

Ladies and Gentlemen:

On behalf of the Trust, a Delaware statutory trust, I certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of prospectuses relating to Pioneer Fundamental Growth Fund and Pioneer Multi-Asset Ultrashort Income Fund and statements of additional information relating to Pioneer Dynamic Credit Fund and Pioneer Multi-Asset Ultrashort Income Fund, that would have been filed by the Trust under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 37 to the Trust's Registration Statement on Form N-1A, filed electronically with the Commission on July 29, 2015 (Accession No. 0000276776-15-000079).


If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,


/s/ Eugenio Martinez
-------------------------
    Eugenio Martinez
    Legal Product Manager


cc:   Christopher J. Kelley, Esq.
      Jeremy B. Kantrowitz, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


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